As filed with the Securities and Exchange Commission on March 13, 2020
Securities Act File No. 33-98102
Investment Company Act File No. 811-1743

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 84	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 97	☒
(Check appropriate box or boxes)

THE ALGER FUNDS II
(Exact Name of Registrant as Specified in Charter)
360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code:    212-806-8800

Tina Payne, Esq.
Fred Alger Management, LLC
360 Park Avenue South
New York, NY 10010
(Name and Address of Agent for Service)
Copy to:
Gary L. Granik, Esq.
Proskauer Rose LLP
11 Times Square
New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b), or
☐	on [date] pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1), or
☐	on [date] pursuant to paragraph (a)(1), or
☐	75 days after filing pursuant to paragraph (a)(2), or
☐	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 13th day of March, 2020.
THE ALGER FUNDS II
By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Hal Liebes	President (Principal Executive Officer)	March 13, 2020
Hal Liebes
/s/ Michael D. Martins	Treasurer (Principal Financial Officer)	March 13, 2020
Michael D. Martins
*	Trustee	March 13, 2020
Charles F. Baird
*	Trustee	March 13, 2020
Roger P. Cheever
*	Trustee	March 13, 2020
Hilary M. Alger
*	Trustee	March 13, 2020
David Rosenberg
*	Trustee	March 13, 2020
Nathan E. Saint-Amand
*	Trustee	March 13, 2020
Stephen E. O’Neil

*By:	/s/ Hal Liebes
Hal Liebes Attorney-In-Fact

Exhibit Index
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase